Prepayments and other current assets - Schedule of prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets
Prepaid service fee	¥ 7,906	$ 1,104	¥ 8,049
VAT and other surcharges	2,929	409	2,641
Deferred offering expenses	1,958	273
Deposit	919	128	1,443
Contract assets	558	78	353
Prepaid media cost	927	129	736
Others	1,306	181	1,042
Total prepayments and other current assets	¥ 16,503	$ 2,302	¥ 14,264